Rights of use asset and lease liability	12 Months Ended
Jun. 30, 2024
Rights of use asset and lease liability
Rights of use asset and lease liability
11.	Right of use asset and lease liability

Changes in the Company’s right of use assets during the period ended June 30, 2024 are as follows:

$
Balance at June 30, 2022	380
Additions	1,124
Amortisation	(274)
Effect of movement in foreign exchange rates	3
Balance at June 30, 2023	1,233
Additions	291
Amortisation	(556)
Effect of movement in foreign exchange rates	6
Right of use asset at June 30, 2024	974

Changes in the Company’s lease liabilities during the period ended June 30, 2024 are as follows:

$
Balance at June 30, 2022	390
Additions	1,124
Lease payments	(315)
Interest on lease payments	47
Effect of movement in foreign exchange rates	5
Balance at June 30, 2023	1,251
Additions	291
Lease payments	(637)
Interest on lease payments	84
Balance at June 30, 2024	989
Lease liabilities - current portion	521
Lease liabilities – non-current	468